Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 6,279,801	¥ 3,382,574
Liabilities	5,555,201	3,051,773
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,040,509,649	916,181,983
Assets	5,421,152	2,991,127
Liabilities	4,943,842	2,533,990
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	893,588,637	779,291,352
Assets	3,446,719	1,738,231
Liabilities	2,982,015	1,484,122
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	38,049,894	63,332,406
Assets	51,843	44,812
Liabilities	50,545	46,428
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	165,280,570	134,733,142
Assets	48,277	24,131
Liabilities	11,465	2,593
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	124,681,480	54,486,370
Assets	616	642
Liabilities		939
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	465,412,015	444,347,278
Assets	3,123,501	1,561,977
Liabilities	2,729,662	1,290,977
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	100,164,678	82,392,156
Assets	222,482	106,669
Liabilities	190,343	143,185
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	141,416,221	132,054,681
Assets	1,858,803	1,167,833
Liabilities	1,783,476	935,956
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,500	3,942
Assets		22
Liabilities	7
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	78,698,264	79,268,300
Assets	862,105	488,211
Liabilities	843,072	415,097
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	54,931,441	46,014,820
Assets	869,766	594,144
Liabilities	823,957	441,257
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,782,016	6,767,619
Assets	126,932	85,456
Liabilities	116,440	79,602
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,049,786	3,048,195
Assets	82,305	61,761
Liabilities	143,084	96,140
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,158,638	933,068
Assets	14,348	4,418
Liabilities	20,418	2,313
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,101,352	1,259,343
Assets	31,352	29,384
Liabilities	69,630	56,854
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,615
Assets	449
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	119,965	119,145
Assets	3,111	654
Liabilities	21,499	8,477
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	667,216	736,639
Assets	33,045	27,305
Liabilities	31,537	28,496
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	169,734	225,655
Assets	16,823	7,517
Liabilities	14,715	5,848
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,134	28,823
Assets	181	445
Liabilities	389	415
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	158,139	183,117
Assets	16,496	7,006
Liabilities	13,647	5,019
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,461	13,715
Assets	146	66
Liabilities	679	414
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,285,271	1,562,100
Assets	16,502	15,785
Liabilities	20,552	11,924
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	65,871,751	62,001,135
Assets	858,649	391,447
Liabilities	611,359	517,783
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	53,625,724	51,692,181
Assets	664,807	270,514
Liabilities	500,374	340,931
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,577,745	2,220,000
Assets	438
Liabilities	124	149
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	51,896,189	49,315,116
Assets	638,744	267,094
Liabilities	500,250	340,752
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	151,790	157,065
Assets	25,625	3,420
Liabilities		30
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,204,471	10,260,443
Assets	184,981	119,077
Liabilities	110,985	176,822
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,983,357	2,246,274
Assets	20,587	18,370
Liabilities	26,515	57,069
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,221,114	8,014,169
Assets	164,394	100,707
Liabilities	84,470	119,753
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	41,556	48,511
Assets	8,861	1,856
Liabilities		30
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	41,556	48,511
Assets	¥ 8,861	1,856
Liabilities		¥ 30